Stockholders' Equity (Details 1) - Equity Option [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Expected life in years	5 years 6 months	5 years 6 months
Expected dividend yield	0.00%	0.00%
Minimum
Weighted average risk-free interest rate	1.58%	1.58%
Weighted Avg Expected Volatility	75.10%	94.40%
Maximum
Weighted average risk-free interest rate	1.72%	1.62%
Weighted Avg Expected Volatility	98.10%	105.30%